Form N-CSR Cover	6 Months Ended
Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
Entity Central Index Key	0001462712
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025